LOANS AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2018
LOANS AND BORROWINGS [abstract]
Schedule of current loans and borrowings
	Effective interest rate and final	2017			2018
	maturity	Loans	Notes	Total	Loans	Notes	Total

Short-term loans and borrowings
General loans****	LIBOR+0.60% to 0.75% per annum with maturity within one year	8,779	-	8,779	4,760	-	4,760
		8,779	-	8,779	4,760	-	4,760

Loans and borrowings due within one year
For Tangguh LNG Project**	LIBOR+0.19% to 0.335% per annum with maturity within one year	212	-	212	223	-	223
Notes*		-	4,901	4,901	-	2,059	2,059
		212	4,901	5,113	223	2,059	2,282
		8,991	4,901	13,892	4,983	2,059	7,042

Schedule of non-current loans and borrowings
	Effective interest rate and final	2017			2018
	maturity	Loans	Notes	Total	Loans	Notes	Total
For Tangguh LNG Project**	LIBOR+0.19% to 0.335% per annum with maturity through to 2021	502	-	502	305	-	305
For Tangguh LNG III Project ***	LIBOR+1.37% to 3.45% per annum with maturity through 2021 to 2029	777	-	777	1,618	-	1,618
Notes*		-	117,079	117,079	-	130,556	130,556
		1,279	117,079	118,358	1,923	130,556	132,479

Schedule of detailed information about notes
			Outstanding	Principal Amount
Issued by	Maturity	Coupon Rate	December 31, 2018	December 31, 2017
			USD million	USD million

CNOOC Finance (2003) Limited	Due in 2033	5.500%	300	300
CNOOC Finance (2011) Limited	Due in 2021	4.25%	1,500	1,500
CNOOC Finance (2011) Limited	Due in 2041	5.75%	500	500
CNOOC Finance (2012) Limited	Due in 2022	3.875%	1,500	1,500
CNOOC Finance (2012) Limited	Due in 2042	5.000%	500	500
CNOOC Finance (2013) Limited	Matured in 2018	1.750%	-	750
CNOOC Finance (2013) Limited	Due in 2023	3.000%	2,000	2,000
CNOOC Finance (2013) Limited	Due in 2043	4.250%	500	500
CNOOC Nexen Finance (2014) ULC	Due in 2024	4.25%	2,250	2,250
CNOOC Nexen Finance (2014) ULC	Due in 2044	4.875%	500	500
CNOOC Petroleum North America ULC	Due in 2019	6.2%	300	300
CNOOC Petroleum North America ULC	Due in 2028	7.4%	200	200
CNOOC Petroleum North America ULC	Due in 2032	7.875%	500	500
CNOOC Petroleum North America ULC	Due in 2035	5.875%	790	790
CNOOC Petroleum North America ULC	Due in 2037	6.4%	1,250	1,250
CNOOC Petroleum North America ULC	Due in 2039	7.5%	700	700
CNOOC Finance (2015) U.S.A. LLC	Due in 2025	3.500%	2,000	2,000
CNOOC Finance (2015) Australia Pty Ltd	Due in 2020	2.625%	1,500	1,500
CNOOC Finance (2015) Australia Pty Ltd	Due in 2045	4.200%	300	300
CNOOC Finance (2015) U.S.A. LLC	Due in 2023	3.75%	450	-
CNOOC Finance (2015) U.S.A. LLC	Due in 2028	4.375%	1,000	-

Schedule of maturities of long-term bank loans

	2017	2018

Repayable:
Within one year	212	223
After one year but within two years	212	222
After two years but within three years	212	150
After three years but within four years	108	138
After four years but within five years	61	156
After five years	686	1,257
	1,491	2,146
Amount due within one year shown under current liabilities	(212)	(223)
	1,279	1,923

Schedule of supplemental information with respect to the long-term bank loans
			Maximum	Average	Weighted
		Weighted	amount	amount	average
		average	outstanding	outstanding	interest rate
For the year ended	Balance	interest rate	during the	during the	during the
December 31	at year end	at year end	year	year (1)	year (2)

2017	1,491	2.52%	1,491	1,396	2.13%
2018	2,146	3.86%	2,146	1,819	3.19%

(1)	The average amount outstanding is computed by averaging the outstanding principal balances as at January 1, and December 31, of each year.

(2)	The weighted average interest rate is computed by averaging the interest rates as at January 1, and December 31, of each year.